UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
RIVERSOURCE SERIES TRUST
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota      55474
(Address of principal executive offices)     (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: April 30
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Columbia 120/20 Contrarian Equity Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks (99.0%)

Issuer	Shares	Value
CONSUMER DISCRETIONARY (8.6%)

Automobiles (0.6%)
Ford Motor Co. (a)	12,258	$195,515

Leisure Equipment & Products (0.9%)
Hasbro, Inc.	6,533	288,040

Media (4.3%)
National CineMedia, Inc.	41,977	740,474
Regal Entertainment Group, Class A	24,933	303,185
Viacom, Inc., Class B	8,125	337,594

Total		1,381,253

Multiline Retail (1.7%)
Kohl’s Corp. (a)	10,880	552,487

Specialty Retail (1.1%)
Best Buy Co., Inc.	10,787	366,758

TOTAL CONSUMER DISCRECTIONARY		2,784,053

CONSUMER STAPLES (6.0%)

Food & Staples Retailing (2.1%)
CVS Caremark Corp.	19,780	676,476

Tobacco (3.9%)
Lorillard, Inc.	12,932	973,004
Philip Morris International, Inc.	5,233	299,537

Total		1,272,541

TOTAL CONSUMER STAPLES		1,949,017

ENERGY (12.0%)

Energy Equipment & Services (3.9%)
Baker Hughes, Inc.	8,191	561,165
Halliburton Co.	15,378	692,010

Total		1,253,175

Oil, Gas & Consumable Fuels (8.1%)
Apache Corp.	5,676	677,487
Enbridge, Inc.	9,243	535,540
Exxon Mobil Corp.	6,650	536,522
Newfield Exploration Co. (a)	4,612	337,460
Suncor Energy, Inc.	13,308	552,415

Total		2,639,424

TOTAL ENERGY		3,892,599

FINANCIALS (14.4%)

Capital Markets (2.4%)
Goldman Sachs Group, Inc. (The)	4,754	777,849

Commercial Banks (1.7%)
CIT Group, Inc. (a)	11,682	557,115

Diversified Financial Services (4.0%)
Bank of America Corp.	93,979	1,290,332

Insurance (6.3%)
ACE Ltd.	15,434	950,580
XL Group PLC	46,527	1,066,399

Total		2,016,979

TOTAL FINANCIALS		4,642,275

HEALTH CARE (12.9%)

Health Care Providers & Services (1.8%)
Universal Health Services, Inc., Class B	13,910	585,611

Life Sciences Tools & Services (5.4%)
Agilent Technologies, Inc. (a)	8,616	360,407
Life Technologies Corp. (a)	16,147	876,621
Thermo Fisher Scientific, Inc. (a)	8,657	495,786

Total		1,732,814

Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co.	11,928	300,347
Mylan, Inc. (a)	38,947	902,013
Novartis AG, ADR	5,521	308,403
Pfizer, Inc.	19,052	347,127

Total		1,857,890

TOTAL HEALTH CARE		4,176,315

INDUSTRIALS (13.6%)

Airlines (1.2%)
AMR Corp. (a)	6,665	46,988
Delta Air Lines, Inc. (a)	14,252	166,321
U.S. Airways Group, Inc. (a)	11,788	116,937
United Continental Holdings, Inc. (a)	2,589	65,761

Total		396,007

Electrical Equipment (3.0%)
Cooper Industries PLC	15,652	958,841

Issuer	Shares	Value
Industrial Conglomerates (1.1%)
Siemens AG, ADR	2,674	$343,368

Machinery (8.3%)
Caterpillar, Inc.	3,677	356,706
Deere & Co.	10,063	914,727
Eaton Corp.	4,520	487,979
Ingersoll-Rand PLC	9,455	446,276
Parker Hannifin Corp.	5,301	473,962

Total		2,679,650

TOTAL INDUSTRIALS		4,377,866

INFORMATION TECHNOLOGY (13.1%)

Computers & Peripherals (1.1%)
Hewlett-Packard Co.	7,597	347,107

Semiconductors & Semiconductor Equipment (3.3%)
Intel Corp.	28,809	618,241
LSI Corp. (a)	72,868	451,053

Total		1,069,294

Software (8.7%)
Check Point Software Technologies Ltd. (a)	12,232	544,936
Microsoft Corp.	42,550	1,179,699
Oracle Corp.	33,912	1,086,201

Total		2,810,836

TOTAL INFORMATION TECHNOLOGY		4,227,237

MATERIALS (12.1%)

Chemicals (6.3%)
Agrium, Inc.	6,746	596,279
Dow Chemical Co. (The)	14,517	515,063
EI du Pont de Nemours & Co.	18,281	926,481

Total		2,037,823

Metals & Mining (2.7%)
Freeport-McMoRan Copper & Gold, Inc.	5,043	548,427
Rio Tinto PLC, ADR	4,598	319,469

Total		867,896

Paper & Forest Products (3.1%)
Louisiana-Pacific Corp. (a)	37,816	379,673
Schweitzer-Mauduit International, Inc.	10,438	625,862

Total		1,005,535

TOTAL MATERIALS		3,911,254

TELECOMMUNICATION SERVICES (1.5%)

Diversified Telecommunication Services (1.5%)
Qwest Communications International, Inc.	66,219	472,141

TOTAL TELECOMMUNICATION SERVICES		472,141

UTILITIES (4.8%)

Multi-Utilities (4.8%)
CenterPoint Energy, Inc.	19,152	309,305
Sempra Energy	12,132	631,713
Wisconsin Energy Corp.	5,057	304,887
Xcel Energy, Inc.	12,927	304,689

Total		1,550,594

TOTAL UTILITIES		1,550,594

Total Common Stocks (Cost: $27,073,025)		$31,983,351

Money Market Fund (0.6%)

	Shares	Value
Columbia Short-Term Cash Fund, 0.218% (b)(c)	190,961	$190,961

Total Money Market Fund (Cost: $190,961)		$190,961

Total Investments (Cost: $27,263,986) (d)		$32,174,312

Other Assets & Liabilities, Net		123,062

Net Assets		$32,297,374

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Total Return Equity Swap Contracts Outstanding at January 31, 2011

			Expiration	Notional	Unrealized	Unrealized
Counterparty	Fund receives	Fund pays	date	amount	appreciation	depreciation

JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P North American Technology Semiconductor Index	Floating rate based on 1-month LIBOR plus 0.30%	November 25, 2020	$1,688,480	$—	$(9,224)

JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the S&P Small Cap 600 Index	November 25, 2020	2,432,985	—	(13,574)

JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the Russell 1000 Growth Index	Floating rate based on 1-month LIBOR plus 0.30%	November 25, 2020	2,000,367	432	—

JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Dow Jones U.S. Industrials Index	November 25, 2020	2,456,056	2,476	—

JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P 100 Index	Floating rate based on 1-month LIBOR plus 0.30%	November 25, 2020	876,332	—	(3,448)

Total					$2,908	$(26,246)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Investments in affiliates during the period ended January 31, 2011:

			Sales Cost/			Dividends
			Proceeds	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	from Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$441,771	$11,424,874	$(11,675,684)	$—	$190,961	$725	$190,961

(c)	The rate shown is the seven-day current annualized yield at January 31, 2011.

(d)	At January 31, 2011, the cost of securities for federal income tax purposes was approximately $27,264,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,634,000
Unrealized depreciation	(724,000)

Net unrealized appreciation	$4,910,000

Securities are valued using policies described in the notes to the financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated October 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks
Consumer Discretionary	$2,784,053	$—	$—	$2,784,053
Consumer Staples	1,949,017	—	—	1,949,017
Energy	3,892,599	—	—	3,892,599
Financials	4,642,275	—	—	4,642,275
Health Care	4,176,315	—	—	4,176,315
Industrials	4,377,866	—	—	4,377,866
Information Technology	4,227,237	—	—	4,227,237
Materials	3,911,254	—	—	3,911,254
Telecommunication Services	472,141	—	—	472,141
Utilities	1,550,594	—	—	1,550,594

Total Equity Securities	31,983,351	—	—	31,983,351

Other
Affiliated Money Market Fund(c)	190,961	—	—	190,961

Total Other	190,961	—	—	190,961

Investments in Securities	32,174,312	—	—	32,174,312
Derivatives(d)
Assets
Swap Contracts	—	2,908	—	2,908
Liabilities
Swap Contracts	—	(26,246)	—	(26,246)

Total	$32,174,312	$(23,338)	$—	$32,150,974

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Recovery and Infrastructure Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks (99.5%)

Issuer	Shares	Value
CONSUMER DISCRETIONARY (3.7%)

Automobiles (3.7%)
Ford Motor Co. (a)	1,629,748	$25,994,481
General Motors Co. (a)	61,423	2,241,325

Total		28,235,806

TOTAL CONSUMER DISCRECTIONARY		28,235,806

ENERGY (9.5%)

Energy Equipment & Services (7.8%)
Baker Hughes, Inc.	244,931	16,780,223
Halliburton Co.	485,290	21,838,050
McDermott International, Inc. (a)	659,359	13,701,480
Schlumberger Ltd.	72,495	6,451,330

Total		58,771,083

Oil, Gas & Consumable Fuels (1.7%)
El Paso Corp.	812,786	12,907,041

TOTAL ENERGY		71,678,124

FINANCIALS (0.5%)

Real Estate Investment Trusts (REITs) (0.5%)
Weyerhaeuser Co.	179,829	4,168,436

TOTAL FINANCIALS		4,168,436

INDUSTRIALS (50.4%)

Aerospace & Defense (3.5%)
Boeing Co. (The)	104,078	7,231,340
Honeywell International, Inc.	336,638	18,855,094

Total		26,086,434

Construction & Engineering (23.4%)
Chicago Bridge & Iron Co. NV (a)	1,039,165	34,178,137
Fluor Corp.	130,720	9,044,517
Foster Wheeler AG (a)	733,953	27,016,810
Insituform Technologies, Inc., Class A (a)(b)	777,020	21,375,820
Jacobs Engineering Group, Inc. (a)	266,405	13,685,225
KBR, Inc.	1,157,146	37,144,387
Quanta Services, Inc. (a)(b)	322,460	7,651,976
Shaw Group, Inc. (The) (a)	320,228	12,095,011
URS Corp. (a)	328,927	14,620,805

Total		176,812,688

Electrical Equipment (4.6%)
ABB Ltd., ADR (a)	631,289	14,942,611
Babcock & Wilcox Co. (The) (a)	285,881	8,362,019
Cooper Industries PLC	191,115	11,707,705

Total		35,012,335

Industrial Conglomerates (0.9%)
Tyco International Ltd.	156,435	7,012,981

Machinery (17.5%)
AGCO Corp. (a)	244,758	12,409,231
Astec Industries, Inc. (a)(b)	363,805	10,950,531
Caterpillar, Inc.	172,943	16,777,200
CNH Global NV (a)	36,193	1,752,827
Crane Co. (b)	117,698	5,226,968
Deere & Co.	185,937	16,901,673
Eaton Corp.	74,800	8,075,408
ESCO Technologies, Inc. (b)	52,416	1,901,652
Ingersoll-Rand PLC	133,420	6,297,424
Parker Hannifin Corp.	83,744	7,487,551
Terex Corp. (a)(b)	699,246	22,676,548
Timken Co.	218,093	10,254,733
Trinity Industries, Inc. (b)	421,998	11,769,524

Total		132,481,270

Road & Rail (0.5%)
Union Pacific Corp.	34,887	3,301,357

TOTAL INDUSTRIALS		380,707,065

INFORMATION TECHNOLOGY (26.0%)

Communications Equipment (5.2%)
Cisco Systems, Inc. (a)	213,370	4,512,776
Harris Corp.	90,397	4,207,076
Opnext, Inc. (a)(b)	1,063,068	1,977,307
Telefonaktiebolaget LM Ericsson, ADR (b)	849,512	10,508,463
Tellabs, Inc.	3,475,471	18,419,996

Total		39,625,618

Computers & Peripherals (1.3%)
EMC Corp. (a)	405,662	10,096,927

Electronic Equipment, Instruments & Components (13.2%)
Benchmark Electronics, Inc. (a)	115,904	2,201,017
Celestica, Inc. (a)(b)	450,885	4,450,235
Coherent, Inc. (a)(b)	332,280	17,793,594
Flextronics International Ltd. (a)	2,548,763	20,364,616
Jabil Circuit, Inc.	100,953	2,040,260

Issuer	Shares	Value
Newport Corp. (a)	725,162	$12,726,593
Sanmina-SCI Corp. (a)(b)	2,230,952	33,531,209
Tyco Electronics Ltd.	182,776	6,621,975

Total		99,729,499

IT Services (1.7%)
IBM Corp.	78,073	12,647,826

Semiconductors & Semiconductor Equipment (2.4%)
Brooks Automation, Inc. (a)	850,552	9,985,480
Intel Corp.	364,176	7,815,217

Total		17,800,697

Software (2.2%)
Microsoft Corp.	536,244	14,867,365
Oracle Corp.	45,276	1,450,190

Total		16,317,555

TOTAL INFORMATION TECHNOLOGY		196,218,122

MATERIALS (9.4%)

Chemicals (4.9%)
Dow Chemical Co. (The)	420,568	14,921,753
EI du Pont de Nemours & Co.	170,809	8,656,600
Nalco Holding Co.	451,844	13,763,168

Total		37,341,521

Metals & Mining (4.5%)
Alcoa, Inc.	1,170,203	19,390,264
Freeport-McMoRan Copper & Gold, Inc.	131,172	14,264,955

Total		33,655,219

TOTAL MATERIALS		70,996,740

Total Common Stocks (Cost: $487,623,667)		$752,004,293

	Shares	Value
Money Market Fund (0.4%)
Columbia Short-Term Cash Fund, 0.218% (c)(d)	3,275,768	$3,275,768

Total Money Market Fund (Cost: $3,275,768)		$3,275,768

Investments of Cash Collateral Received for Securities on Loan (0.8%)

	Effective	Par/
Issuer	Yield	Principal	Value
Repurchase Agreements (0.8%)
Cantor Fitzgerald & Co. dated 01/31/11, matures 02/01/11, repurchase price $6,000,040 (e)	0.240%	$6,000,000	$6,000,000

Deutsche Bank AG dated 01/31/11, matures 02/01/11, repurchase price $266,500 (e)	0.220%	266,499	266,499

Total			6,266,499

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $6,266,499)			$6,266,499

Total Investments
(Cost: $497,165,934) (f)			$761,546,560

Other Assets & Liabilities, Net			(5,866,567)

Net Assets			$755,679,993

The industries identified above are based on the Global industry Classification Standard (GICS). which was developed by, and is the exclusive property of Morgan Stanley Capital international Inc. and Standard & Poor's a division of the McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At January 31, 2011, security was partially or fully on loan.

(c)	Investments in affiliates during the period ended January 31, 2011:

			Sales Cost/			Dividends
			Proceeds	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	from Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$3,966,670	$60,619,427	$(61,310,329)	$—	$3,275,768	$4,128	$3,275,768

(d)	The rate shown is the seven-day current annualized yield at January 31, 2011.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.240%)

Security description	Value

Fannie Mae Interest Strip	$311,729
Fannie Mae Pool	1,333,314
Fannie Mae Principal Strip	12,958
Fannie Mae REMICS	394,108
Fannie Mae Whole Loan	21,706
Federal Farm Credit Bank	88,219
Federal Home Loan Banks	536,815
Federal Home Loan Mortgage Corp	147,286
Federal National Mortgage Association	378,025
FHLMC Structured Pass Through Securities	145,311
Freddie Mac Coupon Strips	197
Freddie Mac Non Gold Pool	563,257
Freddie Mac Reference REMIC	3,276
Freddie Mac REMICS	176,916
Freddie Mac Strips	47,166
Ginnie Mae I Pool	277,223
Ginnie Mae II Pool	563,851
Government National Mortgage Association	274,671
United States Treasury Inflation Indexed Bonds	90,660
United States Treasury Note/Bond	115,472
United States Treasury Strip Coupon	548,452
United States Treasury Strip Principal	89,401

Total market value of collateral securities	$6,120,013

Deutsche Bank AG (0.220%)

Security description	Value

Ginnie Mae I Pool	$100,900
Ginnie Mae II Pool	170,929

Total market value of collateral securities	$271,829

(f)	At January 31, 2011, the cost of securities for federal income tax purposes was approximately $497,166,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$267,581,000
Unrealized depreciation	(3,200,000)

Net unrealized appreciation	$264,381,000

Securities are valued using policies described in the notes to the financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated October 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks
Consumer Discretionary	$28,235,806	$—	$—	$28,235,806
Energy	71,678,124	—	—	71,678,124
Financials	4,168,436	—	—	4,168,436
Industrials	380,707,065	—	—	380,707,065
Information Technology	196,218,122	—	—	196,218,122
Materials	70,996,740	—	—	70,996,740

Total Equity Securities	752,004,293	—	—	752,004,293

Other
Affiliated Money Market Fund(c)	3,275,768	—	—	3,275,768
Investments of Cash Collateral Received for Securities on Loan	—	6,266,499	—	6,266,499

Total Other	3,275,768	6,266,499	—	9,542,267

Total	$755,280,061	$6,266,499	$—	$761,546,560

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

Investments in Affiliated Funds
Columbia Retirement Plus 2010 Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (51.4%)

	Shares		Value(a)
International (11.3%)
Columbia Acorn International Fund	615		$25,006
Columbia Emerging Markets Fund	24,833		272,416
Columbia European Equity Fund	48,376		288,802
Columbia Pacific Asia Fund	14,154	(b)	122,290
RiverSource Disciplined International Equity Fund	54,456		411,145

Total			1,119,659

Real Estate (0.5%)
Columbia Real Estate Equity Fund	3,825		48,655

U.S. Large Cap (34.2%)
Columbia Contrarian Core Fund	53,818		788,973
Columbia Dividend Income Fund	15,112		200,532
Columbia Large Cap Growth Fund	8,380		202,712
Columbia Large Core Quantitative Fund	150,728		838,046
Columbia Large Growth Quantitative Fund	53,078		475,048
Columbia Large Value Quantitative Fund	61,996		482,945
Columbia Select Large Cap Growth Fund	15,745	(b)	202,322
Columbia Select Large-Cap Value Fund	13,303		205,536

Total			3,396,114

U.S. Mid Cap (1.6%)
Columbia Mid Cap Growth Fund	2,869	(b)	77,498
Columbia Mid Cap Value Opportunity Fund	9,522		77,223

Total			154,721

U.S. Small Cap (2.3%)
Columbia Select Smaller-Cap Value Fund	4,452	(b)	76,801
Columbia Small Cap Core Fund	4,842	(b)	76,703
Columbia Small Cap Growth Fund 1	2,470	(b)	78,331

Total			231,835

U.S. Small Mid Cap (1.5%)
Columbia Acorn USA Fund	2,721	(b)	77,996
RiverSource Disciplined Small and Mid Cap Equity Fund	7,641		68,466

Total			146,462

Total Equity Funds (Cost: $4,840,609)			$5,097,446

Fixed Income Funds (46.0%)

	Shares	Value(a)
Capital Markets (1.5%)
Columbia Convertible Securities Fund	9,992	$152,084

Emerging Markets (2.4%)
Columbia Emerging Markets Bond Fund	21,391	237,016

	Shares	Value(a)
Global Bond (2.4%)
Columbia Global Bond Fund	32,989	235,545

High Yield (3.5%)
Columbia High Yield Bond Fund	123,661	349,961

Inflation Protected Securities (1.4%)
Columbia Inflation Protected Securities Fund	13,449	139,462

Investment Grade (34.8%)
Columbia Bond Fund	184,679	1,710,131
Columbia Diversified Bond Fund	345,818	1,736,007

Total		3,446,138

Total Fixed Income Funds (Cost: $4,569,218)		$4,560,206

Alternative Investments (1.0%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	9,689	(b)	$98,339

Total Alternative Investments (Cost: $97,577)			$98,339

Cash Equivalents (2.0%)

	Shares	Value(a)
Columbia Money Market Fund	193,508	$193,508

Total Cash Equivalents (Cost: $193,508)		$193,508

Total Investments in Affiliated Funds (Cost: $9,700,912)(c)		$9,949,499

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $9,701,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$343,000
Unrealized depreciation	(95,000)

Net unrealized appreciation	$248,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	Unobservable
Description	identical assets(a)	inputs	Inputs	Total

Investments in Affiliated Funds	$9,949,499	$—	$—	$9,949,499

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2015 Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (61.2%)

	Shares		Value(a)
International (13.6%)
Columbia Acorn International Fund	1,946		$79,108
Columbia Emerging Markets Fund	70,618		774,683
Columbia European Equity Fund	156,658		935,247
Columbia Pacific Asia Fund	45,739	(b)	395,186
RiverSource Disciplined International Equity Fund	127,739		964,432

Total			3,148,656

Real Estate (0.5%)
Columbia Real Estate Equity Fund	8,824		112,244

U.S. Large Cap (40.8%)
Columbia Contrarian Core Fund	145,412		2,131,744
Columbia Dividend Income Fund	52,668		698,898
Columbia Large Cap Growth Fund	29,250		707,564
Columbia Large Core Quantitative Fund	398,744		2,217,016
Columbia Large Growth Quantitative Fund	124,980		1,118,569
Columbia Large Value Quantitative Fund	146,572		1,141,796
Columbia Select Large Cap Growth Fund	55,000	(b)	706,749
Columbia Select Large-Cap Value Fund	46,487		718,219

Total			9,440,555

U.S. Mid Cap (1.5%)
Columbia Mid Cap Growth Fund	6,646	(b)	179,498
Columbia Mid Cap Value Opportunity Fund	22,009		178,490

Total			357,988

U.S. Small Cap (2.3%)
Columbia Select Smaller-Cap Value Fund	10,304	(b)	177,743
Columbia Small Cap Core Fund	11,210	(b)	177,564
Columbia Small Cap Growth Fund 1	5,735	(b)	181,865

Total			537,172

U.S. Small Mid Cap (2.5%)
Columbia Acorn USA Fund	6,306	(b)	180,735
RiverSource Disciplined Small and Mid Cap Equity Fund	45,275		405,666

Total			586,401

Total Equity Funds (Cost: $13,343,879)			$14,183,016

Fixed Income Funds (37.0%)

	Shares	Value(a)
Capital Markets (0.5%)
Columbia Convertible Securities Fund	7,747	$117,910

Emerging Markets (3.0%)
Columbia Emerging Markets Bond Fund	63,561	704,255

	Shares	Value(a)
Global Bond (1.9%)
Columbia Global Bond Fund	61,102	436,266

High Yield (3.0%)
Columbia High Yield Bond Fund	245,420	694,538

Inflation Protected Securities (0.9%)
Columbia Inflation Protected Securities Fund	20,648	214,115

Investment Grade (27.7%)
Columbia Bond Fund	343,625	3,181,969
Columbia Diversified Bond Fund	642,679	3,226,251

Total		6,408,220

Total Fixed Income Funds (Cost: $8,526,429)		$8,575,304

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	11,111	(b)	$112,778

Total Alternative Investments (Cost: $111,149)			$112,778

Cash Equivalents (1.4%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	334,997	$334,997

Total Cash Equivalents (Cost: $334,997)		$334,997

Total Investments in Affiliated Funds (Cost: $22,316,454)(c)		$23,206,095

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $22,316,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,134,000
Unrealized depreciation	(244,000)

Net unrealized appreciation	$890,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	Unobservable
Description	identical assets(a)	inputs	Inputs	Total

Investments in Affiliated Funds	$23,206,095	$—	$—	$23,206,095

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2020 Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (70.2%)

	Shares		Value(a)
International (15.9%)
Columbia Acorn International Fund	2,677		$108,807
Columbia Emerging Markets Fund	89,394		980,652
Columbia European Equity Fund	214,121		1,278,301
Columbia Pacific Asia Fund	62,476	(b)	539,795
RiverSource Disciplined International Equity Fund	136,218		1,028,445

Total			3,936,000

Real Estate (1.0%)
Columbia Real Estate Equity Fund	18,794		239,056

U.S. Large Cap (45.9%)
Columbia Contrarian Core Fund	171,572		2,515,245
Columbia Dividend Income Fund	74,647		990,571
Columbia Large Cap Growth Fund	41,460		1,002,917
Columbia Large Core Quantitative Fund	484,396		2,693,244
Columbia Large Growth Quantitative Fund	120,065		1,074,580
Columbia Large Value Quantitative Fund	140,477		1,094,313
Columbia Select Large Cap Growth Fund	77,996	(b)	1,002,252
Columbia Select Large-Cap Value Fund	65,860		1,017,537

Total			11,390,659

U.S. Mid Cap (2.0%)
Columbia Mid Cap Growth Fund	9,430	(b)	254,702
Columbia Mid Cap Value Opportunity Fund	31,230		253,272

Total			507,974

U.S. Small Cap (3.1%)
Columbia Select Smaller-Cap Value Fund	14,620	(b)	252,190
Columbia Small Cap Core Fund	15,911	(b)	252,025
Columbia Small Cap Growth Fund 1	8,139	(b)	258,095

Total			762,310

U.S. Small Mid Cap (2.3%)
Columbia Acorn USA Fund	8,949	(b)	256,475
RiverSource Disciplined Small and Mid Cap Equity Fund	34,971		313,336

Total			569,811

Total Equity Funds (Cost: $16,449,254)			$17,405,810

Fixed Income Funds (29.0%)

	Shares		Value(a)
Capital Markets (1.0%)
Columbia Convertible Securities Fund	16,488		$250,950

Emerging Markets (1.9%)
Columbia Emerging Markets Bond Fund	41,640		461,372

	Shares	Value(a)
Global Bond (1.4%)
Columbia Global Bond Fund	48,745	348,041

High Yield (2.5%)
Columbia High Yield Bond Fund	217,611	615,840

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	10,964	113,694

Investment Grade (21.7%) Columbia Bond Fund	289,754	2,683,124
Columbia Diversified Bond Fund	542,020	2,720,939

Total		5,404,063

Total Fixed Income Funds (Cost: $7,174,174)		$7,193,960

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	11,789	(b)	$119,660

Total Alternative Investments (Cost: $119,336)			$119,660

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	118,988	$118,988

Total Cash Equivalents (Cost: $118,988)		$118,988

Total Investments in Affiliated Funds (Cost: $23,861,752)(c)		$24,838,418

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $23,862,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,238,000
Unrealized depreciation	(262,000)

Net unrealized appreciation	$976,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	Unobservable
Description	identical assets(a)	inputs	Inputs	Total

Investments in Affiliated Funds	$24,838,418	$—	$—	$24,838,418

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2025 Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (80.3%)

	Shares		Value(a)
International (18.2%)
Columbia Acorn International Fund	3,749		$152,398
Columbia Emerging Markets Fund	128,441		1,408,992
Columbia European Equity Fund	300,730		1,795,361
Columbia Pacific Asia Fund	87,806	(b)	758,646
RiverSource Disciplined International Equity Fund	213,416		1,611,288

Total			5,726,685

U.S. Large Cap (53.8%)
Columbia Contrarian Core Fund	270,904		3,971,446
Columbia Dividend Income Fund	105,979		1,406,338
Columbia Large Cap Growth Fund	58,866		1,423,969
Columbia Large Core Quantitative Fund	759,395		4,222,239
Columbia Large Growth Quantitative Fund	169,616		1,518,063
Columbia Large Value Quantitative Fund	198,350		1,545,144
Columbia Select Large Cap Growth Fund	110,716	(b)	1,422,695
Columbia Select Large-Cap Value Fund	93,491		1,444,436

Total			16,954,330

U.S. Mid Cap (2.0%)
Columbia Mid Cap Growth Fund	11,876	(b)	320,767
Columbia Mid Cap Value Opportunity Fund	39,331		318,977

Total			639,744

U.S. Small Cap (3.0%)
Columbia Select Smaller-Cap Value Fund	18,416	(b)	317,676
Columbia Small Cap Core Fund	20,027	(b)	317,229
Columbia Small Cap Growth Fund 1	10,244	(b)	324,834

Total			959,739

U.S. Small Mid Cap (3.3%)
Columbia Acorn USA Fund	11,262	(b)	322,776
RiverSource Disciplined Small and Mid Cap Equity Fund	79,903		715,932

Total			1,038,708

Total Equity Funds (Cost: $23,853,055)			$25,319,206

Fixed Income Funds (18.9%)

	Shares		Value(a)
Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	13,268		$147,014

Global Bond (0.9%)
Columbia Global Bond Fund	40,952		292,395

High Yield (3.0%)
Columbia High Yield Bond Fund	329,132		931,444

	Shares		Value(a)
Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	13,892		144,063

Investment Grade (14.0%)
Columbia Bond Fund	238,643		2,209,834
Columbia Diversified Bond Fund	446,414		2,241,000

Total			4,450,834

Total Fixed Income Funds (Cost: $5,946,624)			$5,965,750

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	14,726	(b)	$149,467

Total Alternative Investments (Cost: $148,797)			$149,467

Cash Equivalents (0.5%)

	Shares		Value(a)
Money Market
Columbia Money Market Fund	150,382		$150,382

Total Cash Equivalents (Cost: $150,382)			$150,382

Total Investments in Affiliated Funds (Cost: $30,098,858)(c)			$31,584,805

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $30,099,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,806,000
Unrealized depreciation	(320,000)

Net unrealized appreciation	$1,486,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	Unobservable
Description	identical assets(a)	inputs	Inputs	Total
Investments in Affiliated Funds	$31,584,805	$—	$—	$31,584,805

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2030 Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (81.2%)

	Shares		Value(a)
International (19.1%)
Columbia Acorn International Fund	3,474		$141,204
Columbia Emerging Markets Fund	142,895		1,567,557
Columbia European Equity Fund	278,762		1,664,207
Columbia Pacific Asia Fund	81,347	(b)	702,841
RiverSource Disciplined International Equity Fund	199,270		1,504,490

Total			5,580,299

Real Estate (1.0%)
Columbia Real Estate Equity Fund	21,962		279,362

U.S. Large Cap (49.7%)
Columbia Contrarian Core Fund	240,821		3,530,441
Columbia Dividend Income Fund	87,292		1,158,365
Columbia Large Cap Growth Fund	48,471		1,172,505
Columbia Large Core Quantitative Fund	680,907		3,785,841
Columbia Large Growth Quantitative Fund	141,970		1,270,629
Columbia Large Value Quantitative Fund	165,801		1,291,588
Columbia Select Large Cap Growth Fund	91,172	(b)	1,171,555
Columbia Select Large-Cap Value Fund	76,962		1,189,069

Total			14,569,993

U.S. Mid Cap (3.0%)
Columbia Mid Cap Growth Fund	16,496	(b)	445,562
Columbia Mid Cap Value Opportunity Fund	54,644		443,164

Total			888,726

U.S. Small Cap (4.6%)
Columbia Select Smaller-Cap Value Fund	25,579	(b)	441,236
Columbia Small Cap Core Fund	27,829	(b)	440,812
Columbia Small Cap Growth Fund 1	14,229	(b)	451,204

Total			1,333,252

U.S. Small Mid Cap (3.8%)
Columbia Acorn USA Fund	15,649	(b)	448,495
RiverSource Disciplined Small and Mid Cap Equity Fund	74,592		668,343

Total			1,116,838

Total Equity Funds (Cost: $22,558,950)			$23,768,470

Fixed Income Funds (18.1%)

	Shares		Value(a)
Capital Markets (1.0%)
Columbia Convertible Securities Fund	19,240		$292,828

	Shares		Value(a)
Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	12,460		138,058

Global Bond (0.9%)
Columbia Global Bond Fund	38,031		271,543

High Yield (3.0%)
Columbia High Yield Bond Fund	305,684		865,087

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	12,862		133,380

Investment Grade (12.2%)
Columbia Bond Fund	191,881		1,776,818
Columbia Diversified Bond Fund	360,327		1,808,840

Total			3,585,658

Total Fixed Income Funds (Cost: $5,255,510)			$5,286,554

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	13,718	(b)	$139,241

Total Alternative Investments (Cost: $138,586)			$139,241

Cash Equivalents (0.5%)

	Shares		Value(a)
Money Market
Columbia Money Market Fund	139,627		$139,627

Total Cash Equivalents (Cost: $139,627)			$139,627

Total Investments in Affiliated Funds (Cost: $28,092,673)(c)			$29,333,892

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $28,093,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,569,000
Unrealized depreciation	(328,000)

Net unrealized appreciation	$1,241,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	Other	Level 3
	in active	significant	Significant
	markets for	observable	Unobservable
Description	identical assets(a)	inputs	Inputs	Total
Investments in Affiliated Funds	$29,333,892	$—	$—	$29,333,892

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2035 Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (82.1%)

	Shares		Value(a)
International (19.5%)
Columbia Acorn International Fund	2,677		$108,838
Columbia Emerging Markets Fund	109,572		1,202,001
Columbia European Equity Fund	213,739		1,276,020
Columbia Pacific Asia Fund	62,391	(b)	539,058
RiverSource Disciplined International Equity Fund	163,032		1,230,893

Total			4,356,810

Real Estate (1.0%)
Columbia Real Estate Equity Fund	16,862		214,490

U.S. Large Cap (50.1%)
Columbia Contrarian Core Fund	196,185		2,876,069
Columbia Dividend Income Fund	58,579		777,349
Columbia Large Cap Growth Fund	32,529		786,883
Columbia Large Core Quantitative Fund	538,608		2,994,659
Columbia Large Growth Quantitative Fund	119,199		1,066,834
Columbia Large Value Quantitative Fund	139,688		1,088,167
Columbia Select Large Cap Growth Fund	61,171	(b)	786,049
Columbia Select Large-Cap Value Fund	51,658		798,119

Total			11,174,129

U.S. Mid Cap (3.1%)
Columbia Mid Cap Growth Fund	12,673	(b)	342,312
Columbia Mid Cap Value Opportunity Fund	41,985		340,499

Total			682,811

U.S. Small Cap (4.6%)
Columbia Select Smaller-Cap Value Fund	19,653	(b)	339,012
Columbia Small Cap Core Fund	21,376	(b)	338,590
Columbia Small Cap Growth Fund 1	10,929	(b)	346,552

Total			1,024,154

U.S. Small Mid Cap (3.8%)
Columbia Acorn USA Fund	12,020	(b)	344,506
RiverSource Disciplined Small and Mid Cap Equity Fund	56,148		503,090

Total			847,596

Total Equity Funds (Cost: $17,339,623)			$18,299,990

Fixed Income Funds (17.1%)

	Shares		Value(a)
Capital Markets (1.0%)
Columbia Convertible Securities Fund	14,761		$224,666

Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	9,215		102,101

	Shares		Value(a)
Global Bond (0.9%)
Columbia Global Bond Fund	29,049		207,411

High Yield (2.9%)
Columbia High Yield Bond Fund	232,338		657,516

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	9,876		102,413

Investment Grade (11.3%)
Columbia Bond Fund	135,808		1,257,580
Columbia Diversified Bond Fund	253,390		1,272,020

Total			2,529,600

Total Fixed Income Funds (Cost: $3,800,499)			$3,823,707

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	10,482	(b)	$106,394

Total Alternative Investments (Cost: $105,972)			$106,394

Cash Equivalents (0.5%)

	Shares		Value(a)
Money Market
Columbia Money Market Fund	106,431		$106,431

Total Cash Equivalents (Cost: $106,431)			$106,431

Total Investments in Affiliated Funds (Cost: $21,352,525)(c)			$22,336,522

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $21,353,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,231,000
Unrealized depreciation	(247,000)

Net unrealized appreciation	$984,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	Unobservable
Description	identical assets(a)	inputs	Inputs	Total
Investments in Affiliated Funds	$22,336,522	$—	$—	$22,336,522

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2040 Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (83.1%)

	Shares		Value(a)
International (19.8%)
Columbia Acorn International Fund	1,950		$79,283
Columbia Emerging Markets Fund	80,399		881,982
Columbia European Equity Fund	156,846		936,373
Columbia Pacific Asia Fund	45,738	(b)	395,173
RiverSource Disciplined International Equity Fund	128,886		973,088

Total			3,265,899

Real Estate (1.2%)
Columbia Real Estate Equity Fund	15,502		197,184

U.S. Large Cap (50.2%)
Columbia Contrarian Core Fund	138,410		2,029,092
Columbia Dividend Income Fund	49,137		652,048
Columbia Large Cap Growth Fund	27,285		660,018
Columbia Large Core Quantitative Fund	392,719		2,183,519
Columbia Large Growth Quantitative Fund	80,250		718,241
Columbia Large Value Quantitative Fund	93,609		729,216
Columbia Select Large Cap Growth Fund	51,315	(b)	659,394
Columbia Select Large-Cap Value Fund	43,326		669,389

Total			8,300,917

U.S. Mid Cap (3.0%)
Columbia Mid Cap Growth Fund	9,303	(b)	251,279
Columbia Mid Cap Value Opportunity Fund	30,820		249,947

Total			501,226

U.S. Small Cap (4.6%)
Columbia Select Smaller-Cap Value Fund	14,426	(b)	248,842
Columbia Small Cap Core Fund	15,695	(b)	248,610
Columbia Small Cap Growth Fund 1	8,024	(b)	254,444

Total			751,896

U.S. Small Mid Cap (4.3%)
Columbia Acorn USA Fund	8,825	(b)	252,921
RiverSource Disciplined Small and Mid Cap Equity Fund	51,335		459,962

Total			712,883

Total Equity Funds (Cost: $13,043,887)			$13,730,005

Fixed Income Funds (16.2%)

	Shares		Value(a)
Capital Markets (1.0%)
Columbia Convertible Securities Fund	10,875		$165,518

Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	7,110		78,783

	Shares		Value(a)
Global Bond (0.9%)
Columbia Global Bond Fund	21,471		153,301

High Yield (3.0%)
Columbia High Yield Bond Fund	172,660		488,628

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	7,302		75,725

Investment Grade (10.3%)
Columbia Bond Fund	91,392		846,287
Columbia Diversified Bond Fund	172,362		865,258

Total			1,711,545

Total Fixed Income Funds (Cost: $2,655,892)			$2,673,500

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	7,741	(b)	$78,569

Total Alternative Investments (Cost: $78,265)			$78,569

Cash Equivalents (0.5%)

	Shares		Value(a)
Money Market
Columbia Money Market Fund	78,604		$78,604

Total Cash Equivalents (Cost: $78,604)			$78,604

Total Investments in Affiliated Funds (Cost: $15,856,648)(c)			$16,560,678

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $15,857,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$883,000
Unrealized depreciation	(179,000)

Net unrealized appreciation	$704,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	Unobservable
Description	identical assets(a)	inputs	Inputs	Total
Investments in Affiliated Funds	$16,560,678	$—	$—	$16,560,678

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2045 Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (84.5%)

	Shares		Value(a)
International (20.0%)
Columbia Acorn International Fund	2,061		$83,783
Columbia Emerging Markets Fund	85,215		934,814
Columbia European Equity Fund	166,140		991,855
Columbia Pacific Asia Fund	48,455	(b)	418,648
RiverSource Disciplined International Equity Fund	142,751		1,077,771

Total			3,506,871

Real Estate (1.4%)
Columbia Real Estate Equity Fund	19,683		250,363

U.S. Large Cap (50.7%)
Columbia Contrarian Core Fund	149,321		2,189,046
Columbia Dividend Income Fund	51,964		689,566
Columbia Large Cap Growth Fund	28,838		697,581
Columbia Large Core Quantitative Fund	424,229		2,358,710
Columbia Large Growth Quantitative Fund	84,661		757,715
Columbia Large Value Quantitative Fund	98,844		769,995
Columbia Select Large Cap Growth Fund	54,188	(b)	696,314
Columbia Select Large-Cap Value Fund	45,803		707,650

Total			8,866,577

U.S. Mid Cap (3.5%)
Columbia Mid Cap Growth Fund	11,456	(b)	309,435
Columbia Mid Cap Value Opportunity Fund	37,986		308,070

Total			617,505

U.S. Small Cap (5.3%)
Columbia Select Smaller-Cap Value Fund	17,774	(b)	306,593
Columbia Small Cap Core Fund	19,329	(b)	306,178
Columbia Small Cap Growth Fund 1	9,872	(b)	313,050

Total			925,821

U.S. Small Mid Cap (3.6%)
Columbia Acorn USA Fund	10,867	(b)	311,437
RiverSource Disciplined Small and Mid Cap Equity Fund	34,662		310,574

Total			622,011

Total Equity Funds (Cost: $14,094,478)			$14,789,148

Fixed Income Funds (14.8%)

	Shares		Value(a)
Capital Markets (1.0%)
Columbia Convertible Securities Fund	11,477		$174,676

Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	7,562		83,784

	Shares		Value(a)
Global Bond (0.9%)
Columbia Global Bond Fund	22,795		162,755

High Yield (3.0%)
Columbia High Yield Bond Fund	182,832		517,415

Inflation Protected Securities (—%)
Columbia Inflation Protected Securities Fund	19		195

Investment Grade (9.4%)
Columbia Bond Fund	87,952		814,436
Columbia Diversified Bond Fund	166,377		835,211

Total			1,649,647

Total Fixed Income Funds (Cost: $2,573,007)			$2,588,472

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	8,207	(b)	$83,299

Total Alternative Investments (Cost: $83,025)			$83,299

Cash Equivalents (0.5%)

	Shares		Value(a)
Money Market
Columbia Money Market Fund	83,019		$83,019

Total Cash Equivalents (Cost: $83,019)			$83,019

Total Investments in Affiliated Funds (Cost: $16,833,529)(c)			$17,543,938

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $16,834,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$896,000
Unrealized depreciation	(186,000)

Net unrealized appreciation	$710,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	Unobservable
Description	identical assets(a)	inputs	Inputs	Total
Investments in Affiliated Funds	$17,543,938	$—	$—	$17,543,938

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                                RiverSource Series Trust

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer
Date March 23, 2011